Share-Based Payment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of modification date fair value of the stock options was determined using the Binomial-Lattice Model
After modification
Exercise price(1)	$ 4.37 – $6.28
Expected lives (years)(2)	4.5 – 9.4
Volatility(3)	47.6% – 53.1%
Risk-free interest rate(4)	1.26% – 1.87%
Expected dividend yield(5)	0.00%
Weighted average fair value of options modified	$ 4.70 – $5.36

(1)      Exercise price

Exercise price was extracted from option agreements.

(2)      Expected lives

Expected lives was derived from option agreements.

(3)      Volatility

The volatility of the underlying common shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options and the implied volatility of the Company.

(4)      Risk-free interest rate

Risk-free interest rate was estimated based on the market yield of US Government Bond with maturity close to the expected term of the options, plus country risk spread.

(5)      Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

	Year Ended December 31, 2021
Expected term (years)(1)	2.18 – 2.35
Volatility(2)	63.06	% – 64.31%
Average correlation coefficient of peer companies(3)	0.7960 – 0.8120
Risk-free interest rate(4)	0.31	% – 0.55%
Expected dividend yield(5)	0.00%

Schedule of share options activity
Stock options life	Number of Shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Life
Outstanding as of January 1, 2021	34,737,967	$6.19	$2.92	9.0
Grant	—	—	—
Forfeited	(913,710)	6.28	2.97
Outstanding as of March 31, 2021	33,824,257	$6.19	$2.92	8.7
Expected to vest and exercisable as of March 31, 2021	33,824,257	$6.19	$2.92	8.7
Outstanding as of January 1, 2022	33,503,657	6.19	4.95	7.9
Forfeited	(72,135)	6.28	4.92
Outstanding as of March 31, 2022	33,431,522	$6.18	$4.98	7.7
Expected to vest and exercisable as of March 31, 2022	33,431,522	$6.18	$4.98	7.7

Share options life	Number of Shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)		Weighted Average Remaining Contractual
Outstanding as of January 1, 2019	8,810,178	5.55	2.16		8.1
Forfeited	(1,231,675)	5.83	2.27
Outstanding as of December 31, 2019	7,578,503	5.50	2.14		7.1
Expected to vest and exercisable as of December 31, 2019	7,578,503	5.50	2.14		7.1

Outstanding as of January 1, 2020	7,578,503	5.50	2.14		7.1
Grant	28,350,160	6.28	3.09
Forfeited	(1,190,696)	3.89	2.04
Outstanding as of December 31, 2020	34,737,967	6.19	2.92		9.0
Expected to vest and exercisable as of December 31, 2020	34,737,967	6.19	2.92		9.0

Outstanding as of January 1, 2021	34,737,967	6.19	2.92		9.0
Granted	—	—	—
Forfeited	(1,234,310)	6.28	3.20
Outstanding as of December 31, 2021	33,503,657	6.19	4.95	(a)	7.9
Expected to vest and exercisable as of December 31, 2021	33,503,657	6.19	4.95	(a)	7.9

(a)      The amount represented weighted average modification date value per share.

Schedule non-vested shares activity
	Number on Non-Vested Shares	Weighted Average Grant Date Fair Value per Share (US$)
Outstanding as of January 1, 2021	23,027,399	$0.93
Outstanding as of March 31, 2021	23,027,399	$0.93
Outstanding as of March 31, 2022	23,027,399	$8.74[1]

1        The amount represented modification date value per share.As of modification date, the settled price was the capped price as described above.

	Number of Non-Vested Shares	Weighted Average Grant Date Fair Value Per Share (US$)
Outstanding as of January 1, 2021	—	—
Outstanding as of March 31, 2021	—	—
Outstanding as of January 1, 2022	671,441	9.08
Grant	38,566	$6.78
Vested	(8,124)	$8.52
Forfeited	(13,196)	$8.87
Outstanding as of March 31, 2022	688,687	$8.96

	Number on Non-Vested Shares	Weighted Average Grant Date Fair Value per Share (US$)
Outstanding as of January 1, 2019	17,291,560	0.96
Forfeited	(772,341)	1.60
Transfer from non-vested shares	3,289,837	0.64
Outstanding as of December 31, 2019	19,809,056	0.90
Forfeited	(71,494)	1.42
Transfer from non-vested shares	3,289,837	1.14
Outstanding as of December 31, 2020	23,027,399	0.93
Forfeited	—	—
Outstanding as of December 31, 2021	23,027,399	8.74	(a)

(a)      The amount represented weighted average modification date value per share. As of modification date, the settled price was the capped price as described above.

	Number of Non-Vested Shares	Weighted Average Grant Date Fair Value Per Share (US$)
Outstanding as of January 1, 2019	5,578,012	0.93
Transfer to capped non-vested share units	(2,288,175)	0.64
Outstanding as of December 31, 2019	3,289,837	1.14

Transfer to capped non-vested share units	(3,289,837)	1.14
Outstanding as of December 31, 2020	—	—
Grant	727,600	9.07
Vested	(14,279)	8.52
Forfeited	(41,880)	9.05
Outstanding as of December 31, 2021	671,441	9.08

Schedule of classification of stock-based compensation
Three Months Ended March 31, 2022
Cost of revenues	$1,934
General and administrative expenses	18,136
Research and development expenses	5,139
Selling and marketing expenses	2,921
Construction in process	162
Total	$28,292

	Year Ended December 31,
	2019	2020	2021
Cost of revenues	$—	$—	$4,309
General and administrative expenses	—	—	59,492
Research and development expenses	—	—	13,064
Selling and marketing expenses	—	—	6,029
Construction in process	—	—	237
Total	$—	$—	$83,131